Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Maximum [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member] May 4, 2011 [Member] Maximum [Member]	Dec. 31, 2014 Employee Stock Option [Member] November 4, 2013 [Member] Maximum [Member]	Dec. 31, 2014 Restricted Shares [Member] USD ($)	Dec. 31, 2014 Restricted Shares [Member] CNY	Dec. 31, 2014 Restricted Shares [Member] Scenario, Previously Reported [Member] USD ($)	Dec. 31, 2014 Restricted Shares [Member] Scenario, Previously Reported [Member] CNY	Dec. 31, 2014 Restricted Shares [Member] November 4, 2013 [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares							7,843,100	3,350,000
Share-based awards, ordinary shares outstanding	4,868,237	4,868,237	7,665,500		5,663,237
Ordinary shares available for future grant					2,488,937
Closing stock price	$ 36.62			$ 3.70	$ 36.36	$ 11.64
Aggregate intrinsic value of options exercised	$ 111,833	693,878
Aggregate fair value of outstanding options at the grant date	18,376	114,013
Unrecognized compensation expense	7,742	48,033									19,667	122,026
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 3 months 26 days	2 years 3 months 26 days									3 years 1 month 24 days	3 years 1 month 24 days
Aggregate fair value of restricted shares									$ 22,157	137,477
Weighted average grant date fair value, Granted									$ 37.30				$ 12.38